Notes and Capital Leases Payable (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Notes and Capital Leases Payable [Abstract]
2015	$ 24,000
2016	24,000
2017	6,000
2018	5,000
Net minimum lease payments	59,000
Less: Amount representing interest	(9,000)
Less: Taxes	(1,000)
Present value of net minimum lease payments	49,000
Less: Current maturities of capital lease obligations	19,000	8,000
Long-term capital lease obligations	$ 30,000	$ 29,000